Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Back River
Total	$ 430,000	$ 290,000	$ 1,270,000			$ 1,990,000
Gramalote
Total	120,000				$ 540,000	660,000
Fekola
Total	208,690,000	215,200,000	59,990,000	$ 26,140,000	770,000	510,790,000
Fekola Regional
Total	510,000		680,000			1,190,000
Otjikoto
Total	197,280,000	24,820,000	330,000		1,120,000	223,550,000
Masbate
Total	$ 144,040,000	$ 24,910,000	$ 930,000		$ 4,470,000	$ 174,350,000